Paras Madho
Manager
Securities Operations

New York Stock Exchange, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

05055291

NYSE Cert NYS 1-32336

August 18, 2005

AUG 18

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531 – STOP 1004
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, DIGITAL REALTY TRUST, INC., Series B Cumulative Redeemable Preferred Stock, par value $.01 per share and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on August 18, 2005. Tentative listing date – August 22, 2005.

Sincerely,

Paras Madho